Financial liabilities designated at fair value	12 Months Ended
Dec. 31, 2018
Financial liabilities designated at fair value
Financial liabilities designated at fair value

The notes included in this section focus on assets and liabilities the Barclays Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Barclays Group’s approach to managing market risk can be found on page 176.

16 Financial liabilities designated at fair value

Accounting for liabilities designated at fair value through profit and loss

In accordance with IFRS 9, financial liabilities may be designated at fair value, with gains and losses taken to the income statement within net trading income (Note 5) and net investment income (Note 6). Movements in own credit are reported through other comprehensive income. On derecognition of the financial liability no amount relating to own credit risk are recycled to the income statement. The Barclays Group has the ability to make the fair value designation when holding the instruments at fair value reduces an accounting mismatch (caused by an offsetting liability or asset being held at fair value), or is managed by the Barclays Group on the basis of its fair value, or includes terms that have substantive derivative characteristics (Note 14).

The details on how the fair value amounts are arrived for financial liabilities designated at fair value are described in Note 17.

	2018		2017
	Fair value	Contractualamount dueon maturity	Fair value	Contractualamount dueon maturity
	£m	£m	£m	£m
Debt securities	46,649	54,159	42,563	46,920
Deposits	31,682	32,029	4,448	4,414
Repurchase agreements and other similar secured borrowing	138,484	138,724	126,691	126,822
Other financial liabilities	19	19	16	16
Financial liabilities designated at fair value	216,834	224,931	173,718	178,172

The cumulative own credit net loss recognised is £121m (2017: £179m loss).